Cash, cash equivalents, short-term investments and non-current financial assets - Disclosure of cash, cash equivalents and financial assets (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	€ 71,414	€ 84,225	€ 102,949	€ 103,756
Short-term investments	17,475	17,260
Cash, cash equivalents and short-term investments	88,889	101,485
Non-current financial assets	35,790	35,119	€ 34,808	€ 39,878
Cash, cash equivalents and financial assets	€ 124,679	€ 136,604